ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated February 6, 2013 to the Prospectus dated August 1, 2012

All references to Aronson+Johnson+Ortiz, LP are hereby deleted and replaced with AJO, LP.

All references to Yacktman Asset Management LP’s physical address are hereby deleted and replaced with 6300 Bridgepoint Parkway, Building One, Suite 500 Austin, TX 78730.

For more information, please contact a Fund customer service representative toll free at (888) 99-ABSOLUTE or (888) 992-2765.

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PLEASE RETAIN FOR FUTURE REFERENCE.

ABSOLUTE STRATEGIES FUND (the “Fund”)

Supplement dated February 6, 2013 to the Statement of Additional Information dated August 1, 2012

All references to the TCW Group, Inc. are hereby deleted and replaced with The Carlyle Group, L.P.

All references to Aronson+Johnson+Ortiz, LP are hereby deleted and replaced with AJO, LP.

For more information, please contact a Fund customer service representative toll free at (888) 99-ABSOLUTE or (888) 992-2765.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.